Condensed Consolidated Statements of Comprehensive Income		3 Months Ended		4 Months Ended	6 Months Ended			7 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
Cayson Acquisition Corp [Member]
Expenses
Formation and operating costs | $		$ 234,096	$ 87,519	$ 147,438				$ 281,186	$ 729,008
Loss from operations | $		(234,096)	(87,519)	(147,438)				(281,186)	(729,008)
Other income
Bank interest income | $		1,663	7	7				4,596	8,623
Interest earned on investments held in trust account | $		648,039	56,234	56,234				752,079	1,924,226
Total other income | $		649,702	56,241	56,241				756,675	1,932,849
Net (loss) income and total comprehensive (loss) income | $		$ 415,606	$ (31,278)	$ (91,197)				$ 475,489	$ 1,203,841
Cayson Acquisition Corp [Member] | Common Stock Subject To Possible Redemption [Member]
Other income
Basic weighted average shares outstanding, ordinary shares		6,000,000	521,739	377,953				2,739,726	6,000,000
Diluted weighted average shares outstanding, ordinary shares		6,000,000	521,739	377,953				2,739,726	6,000,000
Basic net income (loss) per share, ordinary shares, non-redeemable | $ / shares		$ 0.05	$ (0.01)	$ (0.04)				$ 0.10	$ 0.15
Diluted net income (loss) per share, ordinary shares, non-redeemable | $ / shares		$ 0.05	$ (0.01)	$ (0.04)				$ 0.10	$ 0.15
Cayson Acquisition Corp [Member] | Common Stock Nonredeemable [Member]
Other income
Basic weighted average shares outstanding, ordinary shares		1,830,000	1,845,000	1,809,961				1,832,763	1,830,000
Diluted weighted average shares outstanding, ordinary shares		1,830,000	1,845,000	1,809,961				1,832,763	1,830,000
Basic net income (loss) per share, ordinary shares, non-redeemable | $ / shares		$ 0.05	$ (0.01)	$ (0.04)				$ 0.10	$ 0.15
Diluted net income (loss) per share, ordinary shares, non-redeemable | $ / shares		$ 0.05	$ (0.01)	$ (0.04)				$ 0.10	$ 0.15
North Water Investment Group Holdings Limited [Member]
Revenues
Advisory and consultancy income										$ 686,322	$ 5,307,675
Commission and brokerage income										83,845	648,415	106,663
Handling fee income										1,054	8,149	3,716
Administration fee income										1,328	10,267	58,747
Interest income from clients										576	4,455	1,158
Total revenues										773,125	5,978,961	170,284
Expenses
Net foreign exchange loss										(2,851)	(22,051)	(1,346)
Net loss on financial instruments held, at fair value										(28)	(217)
Plant and equipment written off										(7,306)	(56,500)
Allowance for expected credit losses										(8,698)	(67,263)
Employee compensation and benefits										(181,555)	(1,404,059)	(1,173,400)
Other general and administrative expenses										(189,564)	(1,465,993)	(824,616)
Total expenses										(390,002)	(3,016,083)	(1,999,362)
Other income
Bank interest income										49,367	381,780	729,557
Other income										338	2,617	24,722
Total other income										49,705	384,397	754,279
(Loss) income before income tax expense										432,828	3,347,275	(1,074,799)
Income tax expense
Net (loss) income and total comprehensive (loss) income										$ 432,828	$ 3,347,275	$ (1,074,799)
Basic weighted average shares outstanding, ordinary shares	[1]									42,105,264	42,105,264	42,105,264
Diluted weighted average shares outstanding, ordinary shares	[1]									42,105,264	42,105,264	42,105,264
Basic net income (loss) per share, ordinary shares, non-redeemable | (per share)	[1]									$ 0.01	$ 0.08	$ (0.03)
Diluted net income (loss) per share, ordinary shares, non-redeemable | (per share)	[1]									$ 0.01	$ 0.08	$ (0.03)
Mango Financial Group Limited [Member]
Revenues
Advisory and consultancy income					$ 1,065,040	$ 8,328,615	$ 5,050,000
Commission and brokerage income					10,551	82,507	145,786
Handling fee income					570	4,461	2,935
Administration fee income					57	449	7,212
Interest income from clients					334	2,610	2,152
Total revenues					1,076,552	8,418,642	5,208,085
Expenses
Net foreign exchange loss					2,752	21,520	(6,384)
Net loss on financial instruments held, at fair value					7	58	(254)
Deposit written off					(4,604)	(36,000)
Allowance for expected credit losses
Employee compensation and benefits					(203,624)	(1,592,338)	(563,100)
Other general and administrative expenses					(384,451)	(3,006,409)	(341,325)
Total expenses					(589,920)	(4,613,169)	(911,063)
Other income
Bank interest income					11,091	86,734	209,905
Other income					77	603	961
Total other income					11,168	87,337	210,866
(Loss) income before income tax expense					497,800	3,892,810	4,507,888
Income tax expense
Net (loss) income and total comprehensive (loss) income					$ 497,800	$ 3,892,810	$ 4,507,888
Basic weighted average shares outstanding, ordinary shares	[2]				42,105,264	42,105,264	42,105,264
Diluted weighted average shares outstanding, ordinary shares	[2]				42,105,264	42,105,264	42,105,264
Basic net income (loss) per share, ordinary shares, non-redeemable | (per share)	[2]				$ 0.01	$ 0.09	$ 0.11
Diluted net income (loss) per share, ordinary shares, non-redeemable | (per share)	[2]				$ 0.01	$ 0.09	$ 0.11

[1]	Retroactively restated for effect of share reorganization (see Note 1)
[2]	Retroactively restated for effect of share reorganization (see Note 1)